Income Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 19 — INCOME TAXES

As of December 31, 2020 and 2019, the Company had net operating loss carry forwards of approximately $349,000 and $2,297,000, respectively, that may be available to reduce future years’ taxable income in varying amounts through 2037. Future tax benefits which may arise as a result of these losses have not been recognized in these financial statements, as their realization is determined not likely to occur and accordingly, the Company has recorded a valuation allowance for the deferred tax asset relating to these tax loss carry-forwards.

The provision for Federal income tax consists of the following:

The cumulative tax effect at the expected rate of 26.3% and 26.3% of significant items comprising the Company’s net deferred tax amount is as follows:

The components for the provision of income taxes include:

	December 31, 2020	December 31, 2019
Current Federal and State	$(102,200)	$16,500
Deferred Federal and State	368,600	(1,218,900)
Total (benefit) provision for income taxes	$266,400	$(1,202,400)

A reconciliation of the statutory US Federal income tax rate to the Company’s effective income tax rate is as follows:

	December 31, 2020	December 31, 2019
Federal tax	21.0%	21.0%
State tax	4.5%	5.5%
Discontinued operations	(4.8)%	0.0%
Permanent items	(1.6)%	(0.2)%
Valuation Allowance	(21.7)%	0.0%
Other	0.8%	0.0%
Effective income tax rate	(1.9)%	26.3%

Deferred income taxes reflect the net tax effect of temporary differences between amounts recorded for financial reporting purposes and amounts used for tax purposes. The Company has a net cumulative current deferred tax asset of $324,000 and a net cumulative long-term deferred tax liability of ($324,000). The major components of deferred tax assets and liabilities are as follows:

	December 31, 2020	December 31, 2019
Deferred tax assets
Receivables	$4,000	$8,000
Related party accruals	204,000	156,000
Inventory obsolescence	53,000	115,000
Sales return reserve	48,000	51,000
Business interest limitation	185,000	343,000
Lease liability	241,000	—
Other	55,000	8,000
Loss carryforward	174,000	624,000
Valuation Allowance	(364,000)	—
Total deferred tax assets	$600,000	$1,305,000

Deferred tax liabilities
Fixed assets	$(359,000)	$(652,000)
Intangibles	(241,000)	(18,000)
Total deferred tax liabilities	$(600,000)	$(670,000)

Total net deferred income tax assets (liabilities)	$—	$635,000

The Company recognizes interest and penalties accrued related to unrecognized tax benefits in income tax expense. At December 31, 2020 and 2019, the Company does not believe that a liability for uncertain tax provisions exists, and therefore, accrued interest and penalties were $0 and $0, respectively. The tax years ended December 31, 2015 through December 31, 2020 are considered to be open under statute and therefore may be subject to examination by the Internal Revenue Service and various state jurisdictions.

The Company is a partnership for federal income taxes; however, its subsidiaries are C corporations. The Company will file consolidated returns whenever possible. Following is a summary of prepaid and deferred tax assets and liabilities for December 31, 2020 and 2019.

	As of December 31,
	2020	2019
Prepaid income taxes (accrued tax liability)	$39,000	$(24,000)
Deferred tax asset (liability)	$—	$635,000
	Years Ended December 31,
	2020	2019
Income tax (benefit)/expense	$267,000	$(1,202,000)